Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of accounts receivable [Abstract]
Accounts receivable – third parties	$ 2,867,308	$ 2,780,295
Accounts receivable – related parties		1,315,875
Total accounts receivable, gross	2,867,308	4,096,170
Less: allowance for doubtful accounts	(1,522,739)	(762,992)
Accounts receivable, net	$ 1,344,569	$ 3,333,178